Retirement benefit plan - Schedule of changes in the fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Beginning balance	$ (370)	$ (230)
Ending balance	30	(370)
Plan assets
Disclosure of defined benefit plans [line items]
Beginning balance	4,070	3,523
Interest income	139	172
Net transfers to related parties	(1,204)	(237)
Interest income from plan assets in actuarial (gain) loss	(3)	(8)
Contributions by employer directly to plan assets	0	931
Benefits payments	(485)	(251)
Translation differences	(509)	(60)
Ending balance	$ 2,008	$ 4,070